Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.05%
Communication services: 1.45%
Interactive media & services: 0.97%
Eventbrite Incorporated Class A †	248,400	$ 3,668,868
Media: 0.48%
TechTarget Incorporated †	22,700	1,845,056
Consumer discretionary: 10.86%
Auto components: 1.36%
Fox Factory Holding Corporation †	52,810	5,172,740
Hotels, restaurants & leisure: 4.29%
Bally's Corporation †	43,609	1,340,541
F45 Training Holdings Incorporated †«	95,760	1,024,632
Hilton Grand Vacations Incorporated †	36,100	1,877,561
Papa John's International Incorporated	74,420	7,834,938
Wingstop Incorporated	35,869	4,209,227
		16,286,899
Internet & direct marketing retail: 0.34%
CarParts.com Incorporated †	3,754	25,152
Fiverr International Limited †«	16,450	1,251,352
		1,276,504
Leisure products: 1.06%
YETI Holdings Incorporated †	66,996	4,018,420
Specialty retail: 2.71%
Boot Barn Holdings Incorporated †	59,140	5,605,881
Leslie's Incorporated †	156,892	3,037,429
Lithia Motors Incorporated Class A	5,520	1,656,662
		10,299,972
Textiles, apparel & luxury goods: 1.10%
Crocs Incorporated †	23,380	1,786,232
Deckers Outdoor Corporation †	8,680	2,376,324
		4,162,556
Consumer staples: 3.61%
Beverages: 0.57%
Celsius Holdings Incorporated †	39,100	2,157,538
Food & staples retailing: 1.35%
The Chef's Warehouse Incorporated †	156,870	5,113,962
Food products: 1.69%
Freshpet Incorporated †	54,007	5,543,278
Vital Farms Incorporated †	69,733	861,900
		6,405,178
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Financials: 4.80%
Capital markets: 1.81%
Stifel Financial Corporation	101,235	$ 6,873,857
Insurance: 2.99%
Kinsale Capital Group Incorporated	49,776	11,349,924
Health care: 27.54%
Biotechnology: 5.95%
Arcutis Biotherapeutics Incorporated †	145,946	2,810,920
Biohaven Pharmaceutical Holding Company †	18,380	2,179,317
Cytokinetics Incorporated †	40,300	1,483,443
Fate Therapeutics Incorporated †	45,060	1,746,976
Halozyme Therapeutics Incorporated †	139,240	5,552,891
Vericel Corporation †	230,590	8,813,150
		22,586,697
Health care equipment & supplies: 13.66%
Axonics Incorporated †	127,300	7,968,980
CVRx Incorporated †	58,580	350,894
Figs Incorporated Class A †«	165,630	3,564,358
iRhythm Technologies Incorporated †	38,500	6,062,595
Nyxoah SA †	30,853	581,579
Orthopediatrics Corporation †	82,701	4,465,027
Outset Medical Incorporated †	61,268	2,781,567
Pulmonx Corporation †	72,823	1,806,739
Shockwave Medical Incorporated †	69,646	14,441,795
SI-BONE Incorporated †	173,898	3,930,095
Silk Road Medical Incorporated †	29,310	1,210,210
Tandem Diabetes Care Incorporated †	25,980	3,021,214
Vapotherm Incorporated †	117,331	1,630,901
		51,815,954
Health care providers & services: 1.88%
Castle Biosciences Incorporated †	106,218	4,764,939
Privia Health Group Incorporated †	88,994	2,378,810
		7,143,749
Health care technology: 3.36%
Inspire Medical Systems Incorporated †	41,940	10,765,579
Phreesia Incorporated †	75,156	1,981,112
		12,746,691
Life sciences tools & services: 2.36%
Akoya Biosciences Incorporated †«	111,852	1,229,253
Alpha Teknova Incorporated †	74,781	1,032,726
Codexis Incorporated †	323,767	6,676,076
		8,938,055
Pharmaceuticals: 0.33%
Amylyx Pharmaceuticals Incorporated †«	97,081	1,247,491
Industrials: 14.73%
Building products: 2.53%
Zurn Water Solutions Corporation	271,050	9,595,170
See accompanying notes to portfolio of investments

2  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 3.10%
ACV Auctions Incorporated Class A †	191,558	$ 2,836,974
Casella Waste Systems Incorporated Class A †	101,990	8,939,424
		11,776,398
Construction & engineering: 0.58%
Construction Partners Incorporated Class A †	83,300	2,180,794
Electrical equipment: 1.87%
Regal Rexnord Corporation	47,574	7,078,060
Machinery: 0.51%
Evoqua Water Technologies Company †	41,200	1,935,576
Professional services: 3.28%
ASGN Incorporated †	106,741	12,457,742
Road & rail: 1.49%
Saia Incorporated †	23,192	5,654,673
Trading companies & distributors: 1.37%
SiteOne Landscape Supply Incorporated †	32,070	5,185,398
Information technology: 35.06%
Communications equipment: 0.52%
Calix Incorporated †	46,000	1,973,860
Electronic equipment, instruments & components: 2.26%
Novanta Incorporated †	60,108	8,552,767
IT services: 5.43%
BigCommerce Holdings Incorporated Series 1 †	173,400	3,799,194
DigitalOcean Holdings Incorporated †	42,300	2,447,055
Endava plc ADR †	45,634	6,070,691
EVO Payments Incorporated Class A †	130,201	3,006,341
Flywire Corporation †	52,900	1,617,682
Marqeta Incorporated †	101,600	1,121,664
Paymentus Holdings Incorporated A †«	121,121	2,553,231
		20,615,858
Semiconductors & semiconductor equipment: 5.96%
Allegro MicroSystems Incorporated †	174,116	4,944,894
Diodes Incorporated †	74,090	6,445,089
Semtech Corporation †	92,250	6,396,615
Silicon Laboratories Incorporated †	12,770	1,918,054
Sitime Corporation †	7,300	1,809,086
Skywater Technology Incorporated †«	100,829	1,091,978
		22,605,716
Software: 20.89%
Alkami Technology Incorporated †	123,226	1,763,364
CyberArk Software Limited †	53,100	8,960,625
Domo Incorporated Class B †	91,400	4,622,098
Freshworks Incorporated Class A †«	39,810	713,395
Jamf Holding Corporation †	137,858	4,798,837
NCR Corporation †	74,600	2,998,174
Olo Incorporated Class A †	147,976	1,960,682
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Paycor HCM Incorporated †«	159,361	$ 4,638,999
Q2 Holdings Incorporated †	68,196	4,204,283
Rapid7 Incorporated †	119,618	13,306,306
SimilarWeb Limited †«	74,000	958,296
Sprout Social Incorporated Class A †	113,439	9,088,733
SPS Commerce Incorporated †	90,974	11,935,789
Workiva Incorporated †	78,900	9,310,200
		79,259,781
Total Common stocks (Cost $284,068,389)		371,981,904

		Yield
Short-term investments: 4.70%
Investment companies: 4.70%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	5,796,570	5,796,570
Securities Lending Cash Investments LLC ♠∩∞		0.40	12,020,050	12,020,050
Total Short-term investments (Cost $17,816,620)				17,816,620
Total investments in securities (Cost $301,885,009)	102.75%			389,798,524
Other assets and liabilities, net	(2.75)			(10,430,288)
Total net assets	100.00%			$379,368,236

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,232,112	$23,756,982	$(24,192,524)	$0	$0	$5,796,570	5,796,570	$590
Securities Lending Cash Investments LLC	11,274,475	21,502,505	(20,756,930)	0	0	12,020,050	12,020,050	5,786#
				$0	$0	$17,816,620		$6,376

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring VT Small Cap Growth Fund  |  5

Notes to portfolio of investments—March 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,513,924	$0	$0	$5,513,924
Consumer discretionary	41,217,091	0	0	41,217,091
Consumer staples	13,676,678	0	0	13,676,678
Financials	18,223,781	0	0	18,223,781
Health care	104,478,637	0	0	104,478,637
Industrials	55,863,811	0	0	55,863,811
Information technology	133,007,982	0	0	133,007,982
Short-term investments
Investment companies	17,816,620	0	0	17,816,620
Total assets	$389,798,524	$0	$0	$389,798,524
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Small Cap Growth Fund